GOODWILL	12 Months Ended
Dec. 31, 2011
GOODWILL
GOODWILL

7.                                      GOODWILL

The Group has only one reporting unit which has goodwill and the changes in the carrying amount of goodwill for the years ended December 31, 2009, 2010 and 2011 were as follows:

	Year ended December 31,
	2010	2011

Gross amount:
Beginning balance	796	823
Exchange differences	27	40
Ending balance	823	863

Accumulated impairment loss:
Beginning balance	—	—
Ending balance	—	—
Goodwill, net	823	863

The Group performs its annual goodwill impairment tests on December 31 of each year. No impairment charges were recognized for the years ended December 31, 2009, 2010 and 2011.